Shareholder Report		6 Months Ended	12 Months Ended
		Dec. 31, 2025 USD ($) Holding	Jun. 30, 2025
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		AMERICAN BEACON FUNDS
Entity Central Index Key		0000809593
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2025
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
C000217746
Shareholder Report [Line Items]
Fund Name		TwentyFour Short Term Bond Fund
Class Name		A
Trading Symbol		TFBAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon TwentyFour Short Term Bond Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 45
Expense Ratio, Percent	[1]	0.88%
Material Change Date			Jun. 30, 2025
AssetsNet		$ 9,959,796
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		32.00%
Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	71.0
Corporate Obligations	12.9
Foreign Sovereign Obligations	8.0
U.S. Treasury Obligations	4.9
Collateralized Mortgage Obligations	3.2

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Value	Value
Food	2.5
Real Estate	2.7
Collateralized Mortgage Obligations	3.3
U.S. Treasury Obligations	3.3
Savings & Loans	7.1
Foreign Sovereign Obligations	8.0
Telecommunications	8.5
Electric	12.4
Insurance	15.1
Banks	21.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.400%, Due 4/18/2030	7.8
U.S. Treasury Notes, 4.000%, Due 3/31/2030	3.2
Nationwide Building Society, 5.750%, Due 6/20/2027	2.7
Societe Generale SA, 5.500%, Due 4/13/2029	2.1
Legal & General Group PLC, 4.500%, Due 11/1/2050	1.8
Twin Bridges PLC, Series 2021-1, 5.890%, Due 3/12/2055, Class D	1.8
U.S. Treasury Bills, 3.662%, Due 1/15/2026	1.5
HSBC Holdings PLC, 8.201%, Due 11/16/2034	1.5
Barclays PLC, 8.407%, Due 11/14/2032	1.4
Digital Dutch Finco BV, 1.500%, Due 3/15/2030	1.4

Excludes currency forwards.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Material Fund Change Name [Text Block]

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since June 30, 2025.
C000217747
Shareholder Report [Line Items]
Fund Name		TwentyFour Short Term Bond Fund
Class Name		C
Trading Symbol		TFBCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon TwentyFour Short Term Bond Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 76
Expense Ratio, Percent	[2]	1.49%
Material Change Date			Jun. 30, 2025
AssetsNet		$ 9,959,796
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		32.00%
Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	71.0
Corporate Obligations	12.9
Foreign Sovereign Obligations	8.0
U.S. Treasury Obligations	4.9
Collateralized Mortgage Obligations	3.2

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Value	Value
Food	2.5
Real Estate	2.7
Collateralized Mortgage Obligations	3.3
U.S. Treasury Obligations	3.3
Savings & Loans	7.1
Foreign Sovereign Obligations	8.0
Telecommunications	8.5
Electric	12.4
Insurance	15.1
Banks	21.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.400%, Due 4/18/2030	7.8
U.S. Treasury Notes, 4.000%, Due 3/31/2030	3.2
Nationwide Building Society, 5.750%, Due 6/20/2027	2.7
Societe Generale SA, 5.500%, Due 4/13/2029	2.1
Legal & General Group PLC, 4.500%, Due 11/1/2050	1.8
Twin Bridges PLC, Series 2021-1, 5.890%, Due 3/12/2055, Class D	1.8
U.S. Treasury Bills, 3.662%, Due 1/15/2026	1.5
HSBC Holdings PLC, 8.201%, Due 11/16/2034	1.5
Barclays PLC, 8.407%, Due 11/14/2032	1.4
Digital Dutch Finco BV, 1.500%, Due 3/15/2030	1.4

Excludes currency forwards.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Material Fund Change Name [Text Block]

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since June 30, 2025.
C000217748
Shareholder Report [Line Items]
Fund Name		TwentyFour Short Term Bond Fund
Class Name		R6
Trading Symbol		TFBRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon TwentyFour Short Term Bond Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$25	0.48%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 25
Expense Ratio, Percent	[3]	0.48%
Material Change Date			Jun. 30, 2025
AssetsNet		$ 9,959,796
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		32.00%
Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	71.0
Corporate Obligations	12.9
Foreign Sovereign Obligations	8.0
U.S. Treasury Obligations	4.9
Collateralized Mortgage Obligations	3.2

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Value	Value
Food	2.5
Real Estate	2.7
Collateralized Mortgage Obligations	3.3
U.S. Treasury Obligations	3.3
Savings & Loans	7.1
Foreign Sovereign Obligations	8.0
Telecommunications	8.5
Electric	12.4
Insurance	15.1
Banks	21.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.400%, Due 4/18/2030	7.8
U.S. Treasury Notes, 4.000%, Due 3/31/2030	3.2
Nationwide Building Society, 5.750%, Due 6/20/2027	2.7
Societe Generale SA, 5.500%, Due 4/13/2029	2.1
Legal & General Group PLC, 4.500%, Due 11/1/2050	1.8
Twin Bridges PLC, Series 2021-1, 5.890%, Due 3/12/2055, Class D	1.8
U.S. Treasury Bills, 3.662%, Due 1/15/2026	1.5
HSBC Holdings PLC, 8.201%, Due 11/16/2034	1.5
Barclays PLC, 8.407%, Due 11/14/2032	1.4
Digital Dutch Finco BV, 1.500%, Due 3/15/2030	1.4

Excludes currency forwards.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Material Fund Change Name [Text Block]

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since June 30, 2025.
C000217745
Shareholder Report [Line Items]
Fund Name		TwentyFour Short Term Bond Fund
Class Name		Y
Trading Symbol		TFBYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon TwentyFour Short Term Bond Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Material Fund Change Notice [Text Block]		This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$30	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 30
Expense Ratio, Percent	[4]	0.58%
Material Change Date			Jun. 30, 2025
AssetsNet		$ 9,959,796
Holdings Count | Holding		69
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		32.00%
Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	71.0
Corporate Obligations	12.9
Foreign Sovereign Obligations	8.0
U.S. Treasury Obligations	4.9
Collateralized Mortgage Obligations	3.2

Excludes currency forwards.

Top Ten Industry Allocations - % Investments

Value	Value
Food	2.5
Real Estate	2.7
Collateralized Mortgage Obligations	3.3
U.S. Treasury Obligations	3.3
Savings & Loans	7.1
Foreign Sovereign Obligations	8.0
Telecommunications	8.5
Electric	12.4
Insurance	15.1
Banks	21.0

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Bundesobligation, 2.400%, Due 4/18/2030	7.8
U.S. Treasury Notes, 4.000%, Due 3/31/2030	3.2
Nationwide Building Society, 5.750%, Due 6/20/2027	2.7
Societe Generale SA, 5.500%, Due 4/13/2029	2.1
Legal & General Group PLC, 4.500%, Due 11/1/2050	1.8
Twin Bridges PLC, Series 2021-1, 5.890%, Due 3/12/2055, Class D	1.8
U.S. Treasury Bills, 3.662%, Due 1/15/2026	1.5
HSBC Holdings PLC, 8.201%, Due 11/16/2034	1.5
Barclays PLC, 8.407%, Due 11/14/2032	1.4
Digital Dutch Finco BV, 1.500%, Due 3/15/2030	1.4

Excludes currency forwards.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Material Fund Change Name [Text Block]

Effective November 3, 2025, the name of the Fund is changed to “American Beacon TwentyFour Short Term Bond Fund” and all references to “American Beacon TwentyFour Sustainable Short Term Bond Fund” are deleted and replaced with references to “American Beacon TwentyFour Short Term Bond Fund”.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since June 30, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 2, 2026  at www.americanbeaconfunds.com/fund-resources/ or upon request at 800-658-5811.

This is a summary of certain changes to the Fund since June 30, 2025.
C000205755
Shareholder Report [Line Items]
Fund Name		TwentyFour Strategic Income Fund
Class Name		A
Trading Symbol		TFSAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 52
Expense Ratio, Percent	[5]	1.01%
AssetsNet		$ 543,411,574
Holdings Count | Holding		337
Advisory Fees Paid, Amount		$ 1,538,247
InvestmentCompanyPortfolioTurnover		17.00%
Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	50.0
Asset-Backed Obligations	16.7
Corporate Obligations	12.9
U.S. Treasury Obligations	11.4
Foreign Sovereign Obligations	6.5
Investment Companies	2.1
Foreign Convertible Obligations	0.4
Foreign Common Stocks	0.0

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Value	Value
Commercial Services	1.6
Telecommunications	1.9
Diversified Financial Services	2.6
Pipelines	2.7
Savings & Loans	3.5
Foreign Sovereign Obligations	6.6
U.S. Treasury Obligations	11.7
Insurance	11.8
Asset-Backed Obligations	17.1
Banks	24.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.250%, Due 8/15/2035	5.0
U.S. Treasury Notes, 4.625%, Due 2/15/2035	4.3
Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2034	3.5
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	2.2
Nationwide Building Society, 7.500%, Due 12/20/2030	1.1
Nationwide Building Society, 10.250%, Due 12/6/2099	1.1
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.0
U.S. Treasury Bills, 3.618%, Due 2/12/2026	1.0
U.S. Treasury Notes, 4.000%, Due 11/15/2035	0.9
UniCredit SpA, 6.500%, Due 12/3/2031	0.9

Excludes cash equivalents and derivatives.

Material Fund Change [Text Block]
C000205756
Shareholder Report [Line Items]
Fund Name		TwentyFour Strategic Income Fund
Class Name		C
Trading Symbol		TFGCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 93
Expense Ratio, Percent	[6]	1.80%
AssetsNet		$ 543,411,574
Holdings Count | Holding		337
Advisory Fees Paid, Amount		$ 1,538,247
InvestmentCompanyPortfolioTurnover		17.00%
Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	50.0
Asset-Backed Obligations	16.7
Corporate Obligations	12.9
U.S. Treasury Obligations	11.4
Foreign Sovereign Obligations	6.5
Investment Companies	2.1
Foreign Convertible Obligations	0.4
Foreign Common Stocks	0.0

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Value	Value
Commercial Services	1.6
Telecommunications	1.9
Diversified Financial Services	2.6
Pipelines	2.7
Savings & Loans	3.5
Foreign Sovereign Obligations	6.6
U.S. Treasury Obligations	11.7
Insurance	11.8
Asset-Backed Obligations	17.1
Banks	24.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.250%, Due 8/15/2035	5.0
U.S. Treasury Notes, 4.625%, Due 2/15/2035	4.3
Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2034	3.5
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	2.2
Nationwide Building Society, 7.500%, Due 12/20/2030	1.1
Nationwide Building Society, 10.250%, Due 12/6/2099	1.1
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.0
U.S. Treasury Bills, 3.618%, Due 2/12/2026	1.0
U.S. Treasury Notes, 4.000%, Due 11/15/2035	0.9
UniCredit SpA, 6.500%, Due 12/3/2031	0.9

Excludes cash equivalents and derivatives.

Material Fund Change [Text Block]
C000180738
Shareholder Report [Line Items]
Fund Name		TwentyFour Strategic Income Fund
Class Name		Investor
Trading Symbol		TFGPX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	1.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 57
Expense Ratio, Percent	[7]	1.10%
AssetsNet		$ 543,411,574
Holdings Count | Holding		337
Advisory Fees Paid, Amount		$ 1,538,247
InvestmentCompanyPortfolioTurnover		17.00%
Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	50.0
Asset-Backed Obligations	16.7
Corporate Obligations	12.9
U.S. Treasury Obligations	11.4
Foreign Sovereign Obligations	6.5
Investment Companies	2.1
Foreign Convertible Obligations	0.4
Foreign Common Stocks	0.0

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Value	Value
Commercial Services	1.6
Telecommunications	1.9
Diversified Financial Services	2.6
Pipelines	2.7
Savings & Loans	3.5
Foreign Sovereign Obligations	6.6
U.S. Treasury Obligations	11.7
Insurance	11.8
Asset-Backed Obligations	17.1
Banks	24.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.250%, Due 8/15/2035	5.0
U.S. Treasury Notes, 4.625%, Due 2/15/2035	4.3
Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2034	3.5
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	2.2
Nationwide Building Society, 7.500%, Due 12/20/2030	1.1
Nationwide Building Society, 10.250%, Due 12/6/2099	1.1
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.0
U.S. Treasury Bills, 3.618%, Due 2/12/2026	1.0
U.S. Treasury Notes, 4.000%, Due 11/15/2035	0.9
UniCredit SpA, 6.500%, Due 12/3/2031	0.9

Excludes cash equivalents and derivatives.

Material Fund Change [Text Block]
C000180737
Shareholder Report [Line Items]
Fund Name		TwentyFour Strategic Income Fund
Class Name		R5
Trading Symbol		TFGIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$38	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 38
Expense Ratio, Percent	[8]	0.73%
AssetsNet		$ 543,411,574
Holdings Count | Holding		337
Advisory Fees Paid, Amount		$ 1,538,247
InvestmentCompanyPortfolioTurnover		17.00%
Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	50.0
Asset-Backed Obligations	16.7
Corporate Obligations	12.9
U.S. Treasury Obligations	11.4
Foreign Sovereign Obligations	6.5
Investment Companies	2.1
Foreign Convertible Obligations	0.4
Foreign Common Stocks	0.0

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Value	Value
Commercial Services	1.6
Telecommunications	1.9
Diversified Financial Services	2.6
Pipelines	2.7
Savings & Loans	3.5
Foreign Sovereign Obligations	6.6
U.S. Treasury Obligations	11.7
Insurance	11.8
Asset-Backed Obligations	17.1
Banks	24.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.250%, Due 8/15/2035	5.0
U.S. Treasury Notes, 4.625%, Due 2/15/2035	4.3
Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2034	3.5
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	2.2
Nationwide Building Society, 7.500%, Due 12/20/2030	1.1
Nationwide Building Society, 10.250%, Due 12/6/2099	1.1
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.0
U.S. Treasury Bills, 3.618%, Due 2/12/2026	1.0
U.S. Treasury Notes, 4.000%, Due 11/15/2035	0.9
UniCredit SpA, 6.500%, Due 12/3/2031	0.9

Excludes cash equivalents and derivatives.

Material Fund Change [Text Block]
C000180741
Shareholder Report [Line Items]
Fund Name		TwentyFour Strategic Income Fund
Class Name		Y
Trading Symbol		TFGYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon TwentyFour Strategic Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount		$ 42
Expense Ratio, Percent	[9]	0.81%
AssetsNet		$ 543,411,574
Holdings Count | Holding		337
Advisory Fees Paid, Amount		$ 1,538,247
InvestmentCompanyPortfolioTurnover		17.00%
Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Corporate Obligations	50.0
Asset-Backed Obligations	16.7
Corporate Obligations	12.9
U.S. Treasury Obligations	11.4
Foreign Sovereign Obligations	6.5
Investment Companies	2.1
Foreign Convertible Obligations	0.4
Foreign Common Stocks	0.0

Excludes derivatives.

Top Ten Industry Allocations - % Investments

Value	Value
Commercial Services	1.6
Telecommunications	1.9
Diversified Financial Services	2.6
Pipelines	2.7
Savings & Loans	3.5
Foreign Sovereign Obligations	6.6
U.S. Treasury Obligations	11.7
Insurance	11.8
Asset-Backed Obligations	17.1
Banks	24.9

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Notes, 4.250%, Due 8/15/2035	5.0
U.S. Treasury Notes, 4.625%, Due 2/15/2035	4.3
Bundesrepublik Deutschland Bundesanleihe, 2.600%, Due 8/15/2034	3.5
Bundesrepublik Deutschland Bundesanleihe, 2.500%, Due 2/15/2035	2.2
Nationwide Building Society, 7.500%, Due 12/20/2030	1.1
Nationwide Building Society, 10.250%, Due 12/6/2099	1.1
Rothesay Life PLC, 5.000%, Due 10/13/2031	1.0
U.S. Treasury Bills, 3.618%, Due 2/12/2026	1.0
U.S. Treasury Notes, 4.000%, Due 11/15/2035	0.9
UniCredit SpA, 6.500%, Due 12/3/2031	0.9

Excludes cash equivalents and derivatives.

Material Fund Change [Text Block]
C000210490
Shareholder Report [Line Items]
Fund Name		ARK Transformational Innovation Fund
Class Name		A
Trading Symbol		ADNAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 73
Expense Ratio, Percent	[10]	1.37%
AssetsNet		$ 195,492,481
Holdings Count | Holding		45
Advisory Fees Paid, Amount		$ 913,381
InvestmentCompanyPortfolioTurnover		21.00%
C000210491
Shareholder Report [Line Items]
Fund Name		ARK Transformational Innovation Fund
Class Name		C
Trading Symbol		ADNCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 113
Expense Ratio, Percent	[11]	2.13%
AssetsNet		$ 195,492,481
Holdings Count | Holding		45
Advisory Fees Paid, Amount		$ 913,381
InvestmentCompanyPortfolioTurnover		21.00%
C000176825
Shareholder Report [Line Items]
Fund Name		ARK Transformational Innovation Fund
Class Name		Investor
Trading Symbol		ADNPX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 72
Expense Ratio, Percent	[12]	1.35%
AssetsNet		$ 195,492,481
Holdings Count | Holding		45
Advisory Fees Paid, Amount		$ 913,381
InvestmentCompanyPortfolioTurnover		21.00%
C000176824
Shareholder Report [Line Items]
Fund Name		ARK Transformational Innovation Fund
Class Name		R5
Trading Symbol		ADNIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 54
Expense Ratio, Percent	[13]	1.02%
AssetsNet		$ 195,492,481
Holdings Count | Holding		45
Advisory Fees Paid, Amount		$ 913,381
InvestmentCompanyPortfolioTurnover		21.00%
C000224371
Shareholder Report [Line Items]
Fund Name		ARK Transformational Innovation Fund
Class Name		R6
Trading Symbol		ADNRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 54
Expense Ratio, Percent	[14]	1.02%
AssetsNet		$ 195,492,481
Holdings Count | Holding		45
Advisory Fees Paid, Amount		$ 913,381
InvestmentCompanyPortfolioTurnover		21.00%
C000176826
Shareholder Report [Line Items]
Fund Name		ARK Transformational Innovation Fund
Class Name		Y
Trading Symbol		ADNYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon ARK Transformational Innovation Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 59
Expense Ratio, Percent	[15]	1.11%
AssetsNet		$ 195,492,481
Holdings Count | Holding		45
Advisory Fees Paid, Amount		$ 913,381
InvestmentCompanyPortfolioTurnover		21.00%
C000233650
Shareholder Report [Line Items]
Fund Name		Shapiro Equity Opportunities Fund
Class Name		A
Trading Symbol		SHXAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 58
Expense Ratio, Percent	[16]	1.08%
AssetsNet		$ 66,170,376
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 171,722
InvestmentCompanyPortfolioTurnover		29.00%
C000233649
Shareholder Report [Line Items]
Fund Name		Shapiro Equity Opportunities Fund
Class Name		C
Trading Symbol		SHXCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 98
Expense Ratio, Percent	[17]	1.83%
AssetsNet		$ 66,170,376
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 171,722
InvestmentCompanyPortfolioTurnover		29.00%
C000192445
Shareholder Report [Line Items]
Fund Name		Shapiro Equity Opportunities Fund
Class Name		Investor
Trading Symbol		SHXPX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 58
Expense Ratio, Percent	[18]	1.08%
AssetsNet		$ 66,170,376
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 171,722
InvestmentCompanyPortfolioTurnover		29.00%
C000192444
Shareholder Report [Line Items]
Fund Name		Shapiro Equity Opportunities Fund
Class Name		R5
Trading Symbol		SHXIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 44
Expense Ratio, Percent	[19]	0.81%
AssetsNet		$ 66,170,376
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 171,722
InvestmentCompanyPortfolioTurnover		29.00%
C000192446
Shareholder Report [Line Items]
Fund Name		Shapiro Equity Opportunities Fund
Class Name		Y
Trading Symbol		SHXYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Shapiro Equity Opportunities Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 49
Expense Ratio, Percent	[20]	0.91%
AssetsNet		$ 66,170,376
Holdings Count | Holding		27
Advisory Fees Paid, Amount		$ 171,722
InvestmentCompanyPortfolioTurnover		29.00%
C000233648
Shareholder Report [Line Items]
Fund Name		Shapiro SMID Cap Equity Fund
Class Name		A
Trading Symbol		SHEAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 66
Expense Ratio, Percent	[21]	1.26%
AssetsNet		$ 25,573,415
Holdings Count | Holding		31
Advisory Fees Paid, Amount		$ 5,888
InvestmentCompanyPortfolioTurnover		36.00%
C000233647
Shareholder Report [Line Items]
Fund Name		Shapiro SMID Cap Equity Fund
Class Name		C
Trading Symbol		SHDCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 105
Expense Ratio, Percent	[22]	2.02%
AssetsNet		$ 25,573,415
Holdings Count | Holding		31
Advisory Fees Paid, Amount		$ 5,888
InvestmentCompanyPortfolioTurnover		36.00%
C000192442
Shareholder Report [Line Items]
Fund Name		Shapiro SMID Cap Equity Fund
Class Name		Investor
Trading Symbol		SHDPX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 61
Expense Ratio, Percent	[23]	1.18%
AssetsNet		$ 25,573,415
Holdings Count | Holding		31
Advisory Fees Paid, Amount		$ 5,888
InvestmentCompanyPortfolioTurnover		36.00%
C000192441
Shareholder Report [Line Items]
Fund Name		Shapiro SMID Cap Equity Fund
Class Name		R5
Trading Symbol		SHDIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 47
Expense Ratio, Percent	[24]	0.90%
AssetsNet		$ 25,573,415
Holdings Count | Holding		31
Advisory Fees Paid, Amount		$ 5,888
InvestmentCompanyPortfolioTurnover		36.00%
C000233646
Shareholder Report [Line Items]
Fund Name		Shapiro SMID Cap Equity Fund
Class Name		R6
Trading Symbol		SHDRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 47
Expense Ratio, Percent	[25]	0.90%
AssetsNet		$ 25,573,415
Holdings Count | Holding		31
Advisory Fees Paid, Amount		$ 5,888
InvestmentCompanyPortfolioTurnover		36.00%
C000192443
Shareholder Report [Line Items]
Fund Name		Shapiro SMID Cap Equity Fund
Class Name		Y
Trading Symbol		SHDYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon Shapiro SMID Cap Equity Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 51
Expense Ratio, Percent	[26]	0.97%
AssetsNet		$ 25,573,415
Holdings Count | Holding		31
Advisory Fees Paid, Amount		$ 5,888
InvestmentCompanyPortfolioTurnover		36.00%
C000207660
Shareholder Report [Line Items]
Fund Name		SSI Alternative Income Fund
Class Name		Investor
Trading Symbol		PSCAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 109
Expense Ratio, Percent	[27]	2.11%
AssetsNet		$ 349,219,307
Holdings Count | Holding		233
Advisory Fees Paid, Amount		$ 1,310,161
InvestmentCompanyPortfolioTurnover		73.00%
C000207658
Shareholder Report [Line Items]
Fund Name		SSI Alternative Income Fund
Class Name		R5
Trading Symbol		SSIJX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 93
Expense Ratio, Percent	[28]	1.79%
AssetsNet		$ 349,219,307
Holdings Count | Holding		233
Advisory Fees Paid, Amount		$ 1,310,161
InvestmentCompanyPortfolioTurnover		73.00%
C000207659
Shareholder Report [Line Items]
Fund Name		SSI Alternative Income Fund
Class Name		Y
Trading Symbol		PSCIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon SSI Alternative Income Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/fund-resources/
Expenses Paid, Amount		$ 96
Expense Ratio, Percent	[29]	1.86%
AssetsNet		$ 349,219,307
Holdings Count | Holding		233
Advisory Fees Paid, Amount		$ 1,310,161
InvestmentCompanyPortfolioTurnover		73.00%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.